Share Capital (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Nov. 12, 2025 Shares	Jul. 14, 2025 USD ($) $ / shares shares	May 01, 2025 Shares	Sep. 19, 2024 CAD ($) Shares $ / shares shares	Apr. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2026 USD ($) Shares Year $ / shares shares	Apr. 30, 2025 USD ($) Shares $ / shares shares	Apr. 30, 2025 USD ($) Shares Year $ / shares shares	Apr. 16, 2026 USD ($) Shares	Jan. 16, 2026 USD ($) Shares	Jan. 15, 2026 USD ($) Shares	Oct. 16, 2025 USD ($) Shares	Jul. 16, 2025 USD ($) Shares	May 08, 2024 USD ($) Shares
Disclosure of classes of share capital [Line items]
Number of common shares outstanding | shares					351,018,130	351,018,130	298,374,460	298,374,460
Proceeds from warrants exercised						$ 0		$ 20,775
Number of options exercised | Shares						6,277,000		6,139,722
Exercise price of options exercised | $ / shares					$ 1.81		$ 1.44
Proceeds from exercise of options						$ 9,180		$ 6,261
Increase in number of shares outstanding | shares		38,334,100		25,000,000
Price per share | (per share)		$ 3		$ 2.6
Proceeds from issuing shares		$ 115,002		$ 65,000		117,508		77,595
Cash commissions paid to underwriters		6,944
Net proceeds from issuing shares		$ 108,058
Stock-based compensation						$ 10,878		$ 6,911
Term of options | Year						5		5
Warrants [Member]
Disclosure of classes of share capital [Line items]
Number of instruments exercised | Shares						233,553		15,040,837
Exercise price of instruments exercised | $ / shares					1.48		1.9
Proceeds from warrants exercised						$ 250		$ 21,164
Options [Member]
Disclosure of classes of share capital [Line items]
Number of options exercised | Shares						6,277,000		6,139,722
Exercise price of options exercised | $ / shares					1.81		1.44
Proceeds from exercise of options						$ 8,322		$ 6,362
Maximum percentage of the issued and outstanding common shares at grant date						10.00%
Stock-based compensation						$ 5,502		$ 5,804
Estimated forfeiture rate						4.00%		4.00%
Reduction in share-based compensation due to estimated forfeiture						$ 233		$ 239
Options [Member] | Top of range [Member]
Disclosure of classes of share capital [Line items]
Term of options | Year						10
Restricted shares units ("RSU") [Member]
Disclosure of classes of share capital [Line items]
Number of instruments exercised | Shares						749,080		378,732
Exercise price of instruments exercised | $ / shares					$ 1.87		$ 1.69
Number of restricted share units canceled | Shares						104,452		79,473
Number of other equity instruments granted | Shares						1,642,000		775,000
Stock-based compensation						$ 1,786		$ 1,107
Estimated forfeiture rate						4.00%		4.00%
Reduction in share-based compensation due to estimated forfeiture						$ 101		$ 47
Deferred share units ("DSU") [Member]
Disclosure of classes of share capital [Line items]
Number of other equity instruments granted | Shares			850,000
Stock-based compensation						$ 1,685		$ 0
Estimated forfeiture rate						4.00%		4.00%
Reduction in share-based compensation due to estimated forfeiture						$ 71		$ 0
Performance restricted shares units ("PRSU")
Disclosure of classes of share capital [Line items]
Number of other equity instruments granted | Shares	1,550,000
Stock-based compensation						$ 1,904		$ 0
Estimated forfeiture rate						4.00%		0.00%
Reduction in share-based compensation due to estimated forfeiture						$ 79		$ 0
At-the-Market Offerings [Member]
Disclosure of classes of share capital [Line items]
Increase in number of shares outstanding | shares						3,100,000		13,705,156
Price per share | $ / shares						$ 3.13		$ 2.17
Proceeds from issuing shares						$ 9,692		$ 29,738
Cash commissions paid to underwriters						$ 242		$ 7,477
Goanna Resources [Member]
Disclosure of classes of share capital [Line items]
Number of shares issued for acquisition | Shares							1,269,841	1,269,841	952,381	833,333		714,286	595,238
Equity interests of acquirer							$ 2,181	$ 2,181	$ 1,349	$ 1,223		$ 1,093	$ 973
Fresnillo land claims [Member]
Disclosure of classes of share capital [Line items]
Number of shares issued for acquisition | Shares											854,697
Equity interests of acquirer											$ 4,436
San Enrique [Member]
Disclosure of classes of share capital [Line items]
Number of shares issued for acquisition | Shares														448,137
Equity interests of acquirer														$ 650
La Garra [Member]
Disclosure of classes of share capital [Line items]
Number of common shares to be issued | shares					1,190,476	1,190,476
Value of common shares to be issued					$ 1,141	$ 1,141
Santa Fe [Member]
Disclosure of classes of share capital [Line items]
Number of common shares to be issued | shares					2,746,780	2,746,780
Value of common shares to be issued					$ 7,813	$ 7,813
Underwriters [Member]
Disclosure of classes of share capital [Line items]
Number of options exercised | Shares				3,750,000
Proceeds from exercise of options				$ 9,750